Subsequent Events - Sprott Credit Agreement (Details) - USD ($) $ in Thousands			3 Months Ended
		May 29, 2020	Mar. 31, 2019	Mar. 31, 2020
Common stock
Subsequent Event [Line Items]
Number of shares issued	[1]		90,560
Sprott Credit Agreement
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 110,000
Subsequent Event | Common stock
Subsequent Event [Line Items]
Number of shares issued		496,634
Percentage of common stock issued		1.00%
Subsequent Event | Term loans
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 110,000
Subsequent Event | Sprott Credit Agreement
Subsequent Event [Line Items]
Amount borrowed		$ 70,000
Percentage of original issue discount		2.00%
Interest at floating rate		7.00%
Cash payments of interest or principal will be due		$ 0
Percentage of interest accruing being capitalized on a monthly basis and added to the outstanding principal balance		100.00%
Subsequent Event | Sprott Credit Agreement | LIBOR
Subsequent Event [Line Items]
Variable rate spread		1.50%

[1]	(1)Shares issued during the three months ended March 31, 2019 were related to settling the remaining bankruptcy claims.